Costs and expenses by nature	12 Months Ended
Dec. 31, 2022
Costs And Expenses By Nature
Costs and expenses by nature

Note 21. Costs and expenses by nature

The operating costs and expenses by nature incurred for the years 2022 , 2021 and 2020 are as follows:

	2022	2021	2020

Personnel	149,513	97,561	57,810
IT and hosting expenses	12,491	6,386	3,870
Transaction Expense (i)	248,768	—	—
Outsourced services	33,282	26,637	5,991
Traveling	2,806	123	449
Depreciation and amortization	17,816	7,950	2,308
Facilities	16,024	10,557	3,805
Licenses held for sale write-off	—	1,681	—
Expected losses	14,735	8,950	472
Accounts receivable write-off	585	9,415	—
Cost of third party licenses sold	111,642	92,493	65,738
Tax expenses	4,640	1,473	709
Onerous contract (reversion)/provision (ii)	(7,772)	7,745	—
Write-off of creditor invoice (iii)	(4,300)	—	—
Other	12,758	1,823	305
Total	612,988	272,794	141,457

(-) Cost of services provided	31,685	26,673	17,150
(-) Cost of sales of goods	111,642	98,781	68,322
(-) Sales and marketing expenses	70,355	36,693	14,288
(-) General and administrative expenses	115,544	81,522	33,082
(-) Research and development	33,160	19,920	7,876
(-) Listing expenses (i)	215,570	—	—
(-) Other expenses (i)	35,032	9,205	739
Total	612,988	272,794	141,457

(i)	This represents expenses related to the SPAC merger, corresponding to R$215,570 related to the Listing Expenses and R$ 33,198 related to non-capitalized expense in year ended December 31, 2022. Please refer to note 6 (ii) for more details on the SPAC merger.
(ii)	Refers to one onerous contract recognized in May 2021 that was reverted in 2022, please refer to note 15 for more details.
(iii)	In 2022, the Group concluded negotiation with one of its suppliers which resulted in the forgiveness of the amount owed of approximately $800 thousand, corresponding to R$4.300.